Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2022
Fair Value Measurements [Abstract]
Schedule of financial assets
Financial assets	Fair value through profit (loss)	Fair value through other comprehensive income	Amortized Cost
Trade receivable	$—	—	$—
Other receivables	50,939,090	—	—
Other financial assets	330	—	—
Total	$50,939,420	—	$—

Financial assets	Fair value through profit (loss)	Fair value through other comprehensive income	Amortized Cost
Trade receivable	$395,585	—	$—
Other receivables	35,572,982	—	—
Other financial assets	59,801	—	—
Total	$36,028,368	—	$—

Schedule of financial assets
Financial liabilities	Fair value through profit (loss)	Fair value through other comprehensive income	Total as of March 31, 2022
Borrowings	$—	—	$1,038,155
Trade payables	941,162	—	—
Other financial liabilities	1,510,240	—	—
Total	$2,451,402	—	$1,038,155

Financial liabilities	Fair value through profit (loss)	Fair value through other comprehensive income	Total as of March 31, 2021
Borrowings	$—	—	$1,456,131
Trade payables	876,154	—	—
Other financial liabilities	565,028	—	—
Total	$1,441,182	—	$1,456,131

Schedule of fair value of instruments measured at amortized cost
Financial liabilities	Carrying value as of 31 March 2022	Fair value as of 31 March 2022
Borrowings	$1,038,155	$1,038,155

Financial liabilities	Carrying value as of 31 March 2021	Fair value as of 31 March 2021
Borrowings	$1,456,131	$1,456,131